Merger Agreement	6 Months Ended
Jun. 30, 2021
LGL SYSTEMS ACQUISITION CORP [Member]
MERGER AGREEMENT

NOTE 9. MERGER AGREEMENT
On March 15, 2021, the Company entered into an Agreement and Plan of Reorganization and Merger (“Merger Agreement”) by and among LGL, Merger Sub, and IronNet. Pursuant to the Merger Agreement, Merger Sub will merge with and into IronNet, with IronNet surviving the merger. As a result of the Transactions, IronNet will become a wholly-owned subsidiary of LGL, with the stockholders of IronNet becoming stockholders of LGL and the Company will change its name to IronNet, Inc. IronNet will be treated as the acquiror for accounting purposes. The merger is expected to be consummated in the third quarter 2021.
In connection with the merger, equityholders of IronNet will receive as merger consideration a number of shares of LGL common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to the quotient obtained by dividing $863,400,000 by $10.00, and the denominator of which is equal to the number of outstanding shares of IronNet on a fully diluted and as-converted
basis. Holders of restricted stock units and restricted stock awards will receive LGL awards that provide for a number of shares of LGL common stock equal to the number of IronNet shares subject to the awards, multiplied by the Exchange Ratio. Holders of IronNet options and warrants outstanding will receive LGL options and warrants exercisable for a number of shares of LGL common stock equal to the number of IronNet shares subject to the options and warrants, multiplied by the Exchange Ratio (adjusted to be on an as-converted
to common stock basis), at an exercise price per share equal to the prior per share exercise price, divided by the Exchange Ratio (adjusted to be on an as-converted
to common stock basis). Consummation of the merger is conditioned on approval thereof by the Company’s and IronNet’s stockholders, a minimum of $125 million of available cash (inclusive of cash in the trust account (net of redemptions) and the $125 million of cash proceeds received from the Private Placement (see paragraph below) and other customary closing conditions.
In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell, to such investors an aggregate of 12,500,000 shares of Class A common stock for a purchase price of $10.00 per share, for aggregate proceeds of $125,000,000 (the “Private Placement”) substantially concurrently with the closing pursuant to the Merger Agreement. The sponsor agreed to purchase 566,000 shares of Class A common stock for $5,660,000 in the Private Placement.